SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income
Balances, beginning of year	R$ 12,025,935	R$ 11,616,611	R$ 10,124,989
Gain (loss) on conversion of financial statements and on foreign investments	45,819	137,546	38,006
Balances, end of year	18,087,969	12,025,935	11,616,611
Other reserves
Other comprehensive income
Balances, beginning of year	2,321,708	2,298,328
Actuarial gain (loss)	(95,283)	(45,741)
Gain (loss) on conversion of financial statements and on foreign investments	47,834	137,546
Realization of deemed cost, net of taxes	(52,918)	(68,424)
Balances, end of year	2,221,342	2,321,708	2,298,328
Debenture conversion 5th issue
Other comprehensive income
Balances, beginning of year	(45,745)	(45,745)
Actuarial gain (loss)	0	0
Gain (loss) on conversion of financial statements and on foreign investments	0	0
Realization of deemed cost, net of taxes	0	0
Balances, end of year	(45,745)	(45,745)	(45,745)
Actuarial gain (loss)
Other comprehensive income
Balances, beginning of year	(98,490)	(52,749)
Actuarial gain (loss)	(95,283)	(45,741)
Gain (loss) on conversion of financial statements and on foreign investments	0	0
Realization of deemed cost, net of taxes	0	0
Balances, end of year	(193,773)	(98,490)	(52,749)
Exchange variation on conversion of financial statements of foreign subsidiaries
Other comprehensive income
Balances, beginning of year	164,168	26,622
Actuarial gain (loss)	0	0
Gain (loss) on conversion of financial statements and on foreign investments	47,834	137,546
Realization of deemed cost, net of taxes	0	0
Balances, end of year	212,002	164,168	26,622
Deemed Cost
Other comprehensive income
Balances, beginning of year	2,301,776	2,370,200
Actuarial gain (loss)	0	0
Gain (loss) on conversion of financial statements and on foreign investments	0	0
Realization of deemed cost, net of taxes	(52,918)	(68,424)
Balances, end of year	R$ 2,248,858	R$ 2,301,776	R$ 2,370,200